Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Contract liabilities:
Unfavourable contract rights, Beginning Balance	$ (69,126)	$ (26,665)
Additions		(49,217)
Amortization for the period	4,513	6,756
Unfavourable contract rights, Ending Balance	(64,613)	(69,126)
Tuva Knutsen
Contract liabilities:
Unfavourable contract rights, Beginning Balance	(24,259)	(26,665)
Amortization for the period	1,203	2,406
Unfavourable contract rights, Ending Balance	(23,056)	(24,259)
Live Knutsen
Contract liabilities:
Unfavourable contract rights, Beginning Balance	(21,861)
Additions		(24,463)
Amortization for the period	1,562	2,602
Unfavourable contract rights, Ending Balance	(20,299)	(21,861)
Daqing Knutsen
Contract liabilities:
Unfavourable contract rights, Beginning Balance	(23,006)
Additions		(24,754)
Amortization for the period	1,748	1,748
Unfavourable contract rights, Ending Balance	$ (21,258)	$ (23,006)